LEASES - (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Nov. 30, 2021	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating lease sub leases | item		2
Incremental borrowing rate for operating lease	10.00%		10.00%
Operating lease right of use asset	$ 725	$ 956		$ 124
Finance lease right of use asset	469	743		608
Total right of use asset	1,194	1,699		732
Accumulated amortization of finance lease assets	$ 2,300	$ 2,000		$ 1,300
Minimum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	5.20%	6.50%
Maximum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	13.40%	13.40%